Management of Financial Risks - Additional Information (Detail) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)		Dec. 31, 2017 EUR (€)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 EUR (€)
Disclosures Of Financial Risk Management [Line Items]
Cash flows used by operating activities	€ (43,310)	€ (47,857)	[1]	€ (24,702)
Conditional advances	1,321	1,181		1,182
Lease liabilities	12,703					€ 7,734
Bank overdrafts				11
Other	38
Trade and fixed assets payables	13,775	16,655		8,076
Total	1,421	2,019		2,843
Bank account position held in USD | $					$ 35,224
Impact of 1% decrease in change in exchange rate	310
Impact of 5% decrease in change in exchange rate	1,493
Impact of 10% decrease in change in exchange rate	2,850
Less than one year [member]
Disclosures Of Financial Risk Management [Line Items]
Lease liabilities	1,425
Total	62	776		825
Later than five years [member]
Disclosures Of Financial Risk Management [Line Items]
Conditional advances	1,321	1,181		1,182
Lease liabilities	5,342
Total	1,321	1,181		1,182
Liquidity risk [member]
Disclosures Of Financial Risk Management [Line Items]
Cash flows used by operating activities	43,300	47,900		24,700
Conditional advances	1,321	1,181		1,182
Bank loans	62	799		1,534
Lease liabilities	12,703	39		116
Bank overdrafts				11
Other	38
Trade and fixed assets payables	5,800	13,402		4,865
Total	19,923	15,421		7,708
Liquidity risk [member] | Less than one year [member]
Disclosures Of Financial Risk Management [Line Items]
Bank loans	62	737		735
Lease liabilities	1,425	39		79
Bank overdrafts				11
Trade and fixed assets payables	5,800	13,402		4,865
Total	7,286	14,178		5,690
Liquidity risk [member] | One to five years [member]
Disclosures Of Financial Risk Management [Line Items]
Bank loans		62		799
Lease liabilities	5,935			37
Other	38
Total	5,973	62		836
Liquidity risk [member] | Later than five years [member]
Disclosures Of Financial Risk Management [Line Items]
Conditional advances	1,321	1,181		1,182
Lease liabilities	5,342
Total	€ 6,663	€ 1,181		€ 1,182
Currency risk [member] | United States of America, Dollars
Disclosures Of Financial Risk Management [Line Items]
Percentage of operating expenses denominated in U.S. dollars	25.00%

[1]	See note 2.8.